Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables Past Due But Not Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 899,222	$ 892,597
Less Than Three Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	539,492	555,004
Between Three and Six Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	124,013	92,337
Between Six and Twelve Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	103,368	75,779
More Than Twelve Months [Member]
Disclosure of financial assets that are past due and impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 132,349	$ 169,477